Condensed Financial Statements Of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Statements Of Parent Company [Abstract]
Condensed Financial Statements Of Parent Company

Note 17 – Condensed Financial Statements of Parent Company

Condensed Balance Sheets

(Dollars in thousands)

	December 31
	2011	2010

Assets
Cash	$487	$201
Securities available for sale	218	207
Other assets	26	76
Investment in ChoiceOne Bank	57,264	53,899

Total assets	$57,995	$54,383

Liabilities
Mandatory redeemable shares under ESOP, at fair value	$65	$64
Other liabilities	26	6

Total liabilities	91	70

Shareholders' equity	57,904	54,313

Total liabilities and shareholders' equity	$57,995	$54,383

Condensed Statements of Income

(Dollars in thousands)

	Years Ended December 31
	2011	2010	2009

Interest and dividends from ChoiceOne Bank	$1,695	$1,641	$938
Interest and dividends from other securities	7	7	17
Gains on sales of securities	—	—	17
Other income	33	—	—

Total income	1,735	1,648	972
Other expenses	81	67	67

Income before income tax and equity in undistributed net income of subsidiary	1,654	1,581	905
Income tax benefit	16	23	17

Income before equity in undistributed net income of subsidiary	1,670	1,604	922
Equity in undistributed net income of subsidiary	1,843	1,107	556

Net income	$3,513	$2,711	$1,478

Condensed Statements of Cash Flows

(Dollars in thousands)

	Years Ended December 31
	2011	2010	2009

Cash flows from operating activities:
Net income	$3,513	$2,711	$1,478
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary	(1,843)	(1,107)	(556)
Amortization	—	—	2
Gains on sales of securities	—	—	(17)
Changes in other assets	50	(17)	3
Changes in other liabilities	17	(18)	30

Net cash from operating activities	1,737	1,569	940

Cash flows from investing activities:
Sales of securities	—	—	524
Maturities of securities	—	200	—
Purchases of securities	—	(202)	—

Net cash from investing activities	—	(2)	524

Cash flows from financing activities:
Issuance of common stock	127	125	126
Cash dividends paid	(1,578)	(1,572)	(1,563)

Net cash from financing activities	(1,451)	(1,447)	(1,437)

Net change in cash and cash equivalents	286	120	27
Beginning cash and cash equivalents	201	81	54

Ending cash and cash equivalents	$487	$201	$81